UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON VARIABLE LIFESTYLE SERIES

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

FORM N-Q

MARCH 31, 2011

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

Schedules of investments (unaudited)	March 31, 2011

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			157,138	$7,421,634	*
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares			779,495	10,624,523
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			1,373,159	15,269,527
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			56,230	7,090,590	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			1,024,714	14,704,644
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares			438,210	6,616,968
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			227,829	5,520,310	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			463,957	8,898,694	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			1,172,095	10,607,464
The Royce Fund - Royce Value Fund, Institutional Class Shares			629,836	8,811,405
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares			504,938	5,200,860
Western Asset Core Plus Bond Portfolio, Class IS Shares			195,913	2,121,735
Western Asset High Yield Portfolio, Class IS Shares			593,147	5,409,500

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $94,416,116)				108,297,854

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%	1.02%
Interest in $100,000,000 joint tri-party repurchase agreement dated 3/31/11 with Deutsche Bank Securities Inc.; Proceeds at maturity - $278,001; (Fully collateralized by various U.S. government agency obligations, 0.750% to 4.125% due 12/21/12 to 2/11/14; Market value - $283,562) (Cost - $278,000)	0.150%	4/1/11	$278,000	278,000

TOTAL INVESTMENTS - 100.1% (Cost - $94,694,116#)				108,575,854
Liabilities in Excess of Other Assets - (0.1)%				(70,585)

TOTAL NET ASSETS - 100.0%				$108,505,269

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

Schedules of investments (unaudited) (continued)	March 31, 2011

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			99,758	$4,711,577	*
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares			375,597	5,119,384
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			689,131	7,663,132
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			36,289	4,576,092	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			555,092	7,965,567
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares			276,118	4,169,382
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			147,021	3,562,313	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			205,715	3,945,605	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			561,782	5,084,127
The Royce Fund - Royce Value Fund, Institutional Class Shares			276,595	3,869,559
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares			738,392	7,605,437
Western Asset Core Plus Bond Portfolio, Class IS Shares			690,491	7,478,015
Western Asset High Yield Portfolio, Class IS Shares			381,177	3,476,333

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $61,549,775)				69,226,523

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%	1.02%
Interest in $562,442,000 joint tri-party repurchase agreement dated 3/31/11 with Barclays Capital Inc.; Proceeds at maturity - $221,001; (Fully collateralized by various U.S. government obligations, 1.375% to 1.750% due 1/15/20 to 1/15/28; Market value - $225,420) (Cost - $221,000)	0.110%	4/1/11	$221,000	221,000

TOTAL INVESTMENTS - 100.1% (Cost - $61,770,775#)				69,447,523
Liabilities in Excess of Other Assets - (0.1)%				(102,165)

TOTAL NET ASSETS - 100.0%				$69,345,358

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

Schedules of investments (unaudited) (continued)	March 31, 2011

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.6%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			159,370	$7,527,043	*
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares			484,683	6,606,223
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			815,557	9,068,998
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			56,203	7,087,137	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			580,191	8,325,739
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares			430,701	6,503,590
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			269,067	6,519,495	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			273,197	5,239,923	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			722,628	6,539,784
The Royce Fund - Royce Value Fund, Institutional Class Shares			373,972	5,231,869
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares			1,690,366	17,410,769
Western Asset Core Plus Bond Portfolio, Class IS Shares			2,944,950	31,893,807
Western Asset High Yield Portfolio, Class IS Shares			956,968	8,727,551

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $108,682,370)				126,681,928

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%	1.02%
Interest in $562,442,000 joint tri-party repurchase agreement dated 3/31/11 with Barclays Capital Inc.; Proceeds at maturity - $655,002; (Fully collateralized by various U.S. government obligations, 1.375% to 1.750% due 1/15/20 to 1/15/28; Market value - $668,100) (Cost - $655,000)	0.110%	4/1/11	$655,000	655,000

TOTAL INVESTMENTS - 100.1% (Cost - $109,337,370#)				127,336,928
Liabilities in Excess of Other Assets - (0.1)%				(186,088)

TOTAL NET ASSETS - 100.0%				$127,150,840

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios value these securities as determined in accordance with the procedures approved by the Portfolios’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolios have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolios’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Lifestyle allocation 85%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$108,297,854	—	—	$108,297,854
Short-term investments†	—	$278,000	—	278,000

Total investments	$108,297,854	$278,000	—	$108,575,854

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Lifestyle allocation 70%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$69,226,523	—	—	$69,226,523
Short-term investments†	—	$221,000	—	221,000

Total investments	$69,226,523	$221,000	—	$69,447,523

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle allocation 50%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$126,681,928	—	—	$126,681,928
Short-term investments†	—	$655,000	—	655,000

Total investments	$126,681,928	$655,000	—	$127,336,928

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolios may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolios acquire a debt security subject to an obligation of the seller to repurchase, and of the Portfolios to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolios’ holding period. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian, acting on the Portfolios’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolios generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolios seek to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Lifestyle Allocation 85%	$15,389,488	$(1,507,750)	$13,881,738
Lifestyle Allocation 70%	8,372,932	(696,184)	7,676,748
Lifestyle Allocation 50%	18,005,735	(6,177)	17,999,558

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Portfolios did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 24, 2011